Investment Tax Credits	12 Months Ended
Dec. 31, 2017
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Investment Tax Credits

37. Investment Tax Credits

Investment tax credits, arising from qualifying scientific research and experimental development efforts pursuant to existing tax legislation, are recorded as a reduction of the applicable administrative and marketing expenses when there is reasonable assurance of their ultimate realization. In 2017, investment tax credits of $9.6 (2016 – $5.9) were recorded that reduced administrative and marketing expenses.